FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 70,003	$ 52,590
Moratorium	19,057	46,037
Notes	265,000	265,000
Interest on convertible notes	11,428	19,047
Total contractual obligations	365,488	$ 382,674
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	70,003
Moratorium	4,570
Notes	0
Interest on convertible notes	7,619
Total contractual obligations	82,192
1 - 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0
Moratorium	14,487
Notes	265,000
Interest on convertible notes	3,809
Total contractual obligations	283,296
4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0
Moratorium	0
Notes	0
Interest on convertible notes	0
Total contractual obligations	0
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0
Moratorium	0
Notes	0
Interest on convertible notes	0
Total contractual obligations	$ 0